UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12/31/05

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       January 19, 2006

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $110185



List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alliance Capital Mgmt. Ltd. Pa COM              01855A101      424     7500 SH       SOLE                     7500
Bridgehampton National Bank    COM              108035106     4481   181424 SH       SOLE                   181424
Carmax Group                   COM              143130102     4360   157510 SH       SOLE                   157510
Citigroup Inc                  COM              172967101     5913   121841 SH       SOLE                   121841
Comcast Corp Cl A-Spl          COM              20030N200     2320    90300 SH       SOLE                    90300
Emerson Electric               COM              291011104     4278    57270 SH       SOLE                    57270
Gannett Inc.                   COM              364730101     3483    57500 SH       SOLE                    57500
General Electric               COM              369604103     6334   180705 SH       SOLE                   180705
Goldman Sachs Group            COM              38141G104     5474    42860 SH       SOLE                    42860
Home Depot Inc.                COM              437076102     6004   148330 SH       SOLE                   148330
Illinois Tool Wks Inc.         COM              452308109     6013    68340 SH       SOLE                    68340
L-3 Communications Hldgs       COM              502424104     5142    69165 SH       SOLE                    69165
Medtronic Inc                  COM              585055106     4930    85640 SH       SOLE                    85640
Microsoft Corp                 COM              594918104     5272   201625 SH       SOLE                   201625
Morgan Stanley, Dean Witter &  COM              617446448      519     9150 SH       SOLE                     9150
Pepsico, Inc.                  COM              713448108     5587    94575 SH       SOLE                    94575
Rf Micro Devices Inc.          COM              749941100       89    16430 SH       SOLE                    16430
Sealed Air Corp.               COM              81211K100     5507    98049 SH       SOLE                    98049
Staples Inc Com                COM              855030102     7312   321960 SH       SOLE                   321960
Target Corp                    COM              87612E106     5539   100761 SH       SOLE                   100761
United Parcel Service CL B     COM              911312106     4225    56225 SH       SOLE                    56225
Vodafone Airtouch PLC Sponsore COM              92857W100     1495    69650 SH       SOLE                    69650
Wal-Mart Stores                COM              931142103     4397    93960 SH       SOLE                    93960
Walgreen Co.                   COM              931422109     4244    95895 SH       SOLE                    95895
XTO Energy Inc                 COM              98385X106     5301   120653 SH       SOLE                   120653
Yadkin Valley Bk & TR Co Elkin COM              984308106      975    66983 SH       SOLE                    66983
Nuveen Tax Exempt UT NC                         6710A2672      360     4136 SH       SOLE                     4136
Nuveen Flagship Mun Tr Int Dr                   67065Q202      205 22751.104SH       SOLE                22751.104